Share-based compensation (Details 2) - Yixin [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Number of shares, Outstanding as of January 1, 2017 | shares	0
Number of shares, Granted during the year | shares	395,341,709
Number of shares, Exercised during the year | shares	(1,134,000)
Number of shares, Forfeited during the year | shares	(1,778,000)
Number of shares, Outstanding as of December 31, 2017 | shares	392,429,709
Number of shares, Exercisable as of December 31, 2017 | shares	192,599,071
Weighted average exercise prices, Outstanding as of January 1, 2017 | $ / shares	$ 0
Weighted average exercise prices, Granted during the year | $ / shares	0.0014
Weighted average exercise prices, Exercised during the year | $ / shares	0.0014
Weighted average exercise prices, Forfeited during the year | $ / shares	0.0014
Weighted average exercise prices, Outstanding as of December 31, 2017 | $ / shares	0.0014
Weighted average exercise prices, Exercisable as of December 31, 2017 | $ / shares	$ 0.0014
Aggregate intrinsic value, Outstanding as of January 1, 2017 | $	$ 0
Aggregate intrinsic value, Outstanding as of December 31, 2017 | $	314,387
Aggregate intrinsic value, Exercisable as of December 31, 2017 | $	$ 314,387
Weighted average remaining contractual life, Outstanding as of December 31, 2017	9 years 6 months 18 days
Weighted average remaining contractual life, Exercisable as of December 31, 2017	9 years 6 months 4 days